Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended		6 Months Ended					9 Months Ended	12 Months Ended
	Jan. 15, 2020	Feb. 01, 2021	Jan. 30, 2020	Mar. 01, 2021	Feb. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	May 05, 2021	Apr. 30, 2021	Apr. 30, 2020	May 28, 2021	May 29, 2020	Jun. 30, 2021	Jun. 29, 2021	Jul. 01, 2020	Jun. 30, 2020	Jun. 26, 2020	Sep. 30, 2019	Dec. 23, 2019	Dec. 31, 2020	Mar. 24, 2020
Common Stock, Par or Stated Value Per Share						$ 5.00							$ 5.00							$ 5.00
Common stock, shares authorized						35,000,000							35,000,000							35,000,000
Common stock, shares outstanding						19,759,779							19,759,779							18,215,679
Treasury Stock, Value, Acquired, Par Value Method													$ 168			$ 5,071
Proceeds from Issuance of Common Stock													$ 13,974			$ 3,461
Common Stock, Dividends, Per Share, Cash Paid													$ 0.10			$ 0.375
Preferred Stock, Par or Stated Value Per Share						$ 1.00							$ 1.00							$ 1.00
Net proceeds from issuance of preferred shares													$ 5,619			$ (0)
Redeemable Preferred Stock Dividends						$ (0)	$ (0)						1,713			(0)
Stock Redeemed or Called During Period, Value													$ 0
Mare Success [Member]
Increase in paid-in capital																$ 8,163
Tsakos [Member]
Percentage of ownership in Mare Success S.A							51.00%									51.00%
Increase in paid-in capital																$ 4,163
Tsakos [Member] | Mare Success [Member]
Percentage of ownership in Mare Success S.A							51.00%									51.00%
Polaris Oil Shipping Inc. (Polaris) [Member]
Increase in paid-in capital																$ 4,000
Polaris Oil Shipping Inc. (Polaris) [Member] | Mare Success [Member]
Percentage of ownership in Mare Success S.A							49.00%									49.00%
Series D Preferred Stock [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued													11,411
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.54687	$ 0.54687
Dividends, Preferred Stock, Cash				$ 3,752	$ 3,747								$ 3,752			$ 3,747
Preferred Stock, Shares Issued						3,436,214							3,436,214							3,424,803
Preferred Stock, Shares Outstanding						3,436,214							3,436,214							3,424,803
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued													33,188
Preferred Stock, Dividends, Per Share, Cash Paid											$ 0.57812	$ 0.57812
Dividends, Preferred Stock, Cash											$ 5,330	$ 5,319	$ 5,330			5,319
Preferred Stock, Shares Issued						4,633,188							4,633,188							4,600,000
Preferred Stock, Shares Outstanding						4,633,188							4,633,188							4,600,000
Series F Preferred Stock [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued													184,585
Preferred Stock, Dividends, Per Share, Cash Paid									$ 0.59375	$ 0.59375
Dividends, Preferred Stock, Cash									$ 7,125	$ 7,125			$ 7,125			7,125
Preferred Stock, Shares Issued						6,184,585							6,184,585							6,000,000
Preferred Stock, Shares Outstanding						6,184,585							6,184,585							6,000,000
Series C Preferred Stock [Member]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.55469
Dividends, Preferred Stock, Cash			$ 2,219													2,219
Common Stock [Member]
Common Stock, Dividends, Per Share, Cash Paid																	$ 0.375
Dividends, Common Stock																	$ 7,102
Common Stock, Dividends, Per Share, Declared														$ 0.10
Conversion of Stock, Shares Issued	6,667																		583,333
Series G Preferred Stock [Member]
Dividends, Preferred Stock, Cash													$ 54			$ 654
Dividends, Preferred Stock																	$ 654
Preferred Stock, Shares Issued						816,349							816,349							2,615,000
Convertible preferred stock, terms of conversion													The Series G Convertible Preferred Shares are convertible at any time, at the option of the holder, at a conversion price of $15.00 per share, representing a conversion rate of two-thirds of a common share per Series G Convertible Preferred Share.
Conversion of Stock, shares converted	10,000																		875,000
Redeemable Preferred Stock Dividends													$ 1,713
Preferred Stock, Redemption Terms													price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares
Preferred Stock, Shares Outstanding						816,349							816,349							2,615,000
Series G Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.001
Preferred Stock, Shares Issued		1,900,000
Preferred Stock, Liquidation Preference Per Share		$ 10.00
Stock Redeemed or Called During Period, Shares		1,798,651
Series G Preferred Stock [Member] | Tsakos [Member]
Percentage of ownership in Mare Success S.A						9.99%							9.99%
Series B Preferred Stock [Member]
Dividends, Preferred Stock, Cash													$ 111
Preferred Stock, Redemption Terms													at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year
Series B Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Dividends, Preferred Stock, Cash													$ 111
Common Stock [member]
Stock Issued During Period, Shares, New Issues													1,243,337			172,227
Proceeds from Issuance of Common Stock													$ 19,592			$ 3,461
Treasury Stock [Member]
Treasury Stock, Shares, Acquired													19,836			413,533
Treasury Stock, Value, Acquired, Par Value Method													$ 168			$ 5,071
Stock Issued During Period, Shares, Treasury Stock Reissued													320,599
Noncontrolling Interest [Member]
Stock Redeemed or Called During Period, Value													$ 19,000
Noncontrolling Interest [Member] | Series B Preferred Stock [Member]
Dividends, Preferred Stock, Cash													$ 111
Reverse Stock Split [Member]
Description of reverse stock split															1-for-5
Common Stock, Par or Stated Value Per Share						$ 5.00							$ 5.00
Changes in Capital Structure, Fractional shares																33.2
Reverse Stock Split [Member] | Common Stock [member]
Common stock, shares authorized						35,000,000							35,000,000
Common stock, shares outstanding						18,801,108							18,801,108
Before Reverse Stock Split [Member]
Common Stock, Par or Stated Value Per Share						$ 1.00							$ 1.00
Before Reverse Stock Split [Member] | Common Stock [member]
Common stock, shares authorized						175,000,000							175,000,000
Common stock, shares outstanding						94,005,410							94,005,410
Maximum [Member] | Common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares [Member]
Stock Issued During Period, Value, New Issues								$ 50,000
Maximum [Member] | Series G Preferred Stock [Member]
Preferred Stock, Conversion Basis													170%
Maximum [Member] | Series B Preferred Stock [Member]
Preferred Stock, Conversion Basis													100%
Minimum [Member]
Preferred Stock, Redemption Price Percentage													95.00%
Minimum [Member] | Series G Preferred Stock [Member]
Preferred Stock, Conversion Basis													130%
Preferred Stock, Redemption Amount						$ 35,000							$ 35,000
Minimum [Member] | Series B Preferred Stock [Member]
Preferred Stock, Conversion Basis													112.5%
Shares Repurchase Program [Member] | Maximum [Member]
Stock Repurchase Program, Authorized Amount																					$ 50,000
Shares Purchase Agreement [Member] | Series G Preferred Stock [Member]
Preferred Stock, Shares Issued																		3,500,000
Preferred Stock, Par or Stated Value Per Share																		$ 1.00
Preferred Stock, Liquidation Preference Per Share																		10.00
Share purchase price																		$ 10.00
Net proceeds from issuance of preferred shares																		$ 33,984
Preferred stock dividend rate percentage																		0.00%